Note 18 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions (2004 Stock Incentive Plan [Member])	12 Months Ended
Dec. 31, 2013
2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) - Fair Value Assumptions [Line Items]
Weighted average risk free rate of return	1.40%
Weighted average expected option life (years)	6 years 51 days
Expected volatility rate	76.67%